Impairment and past-due receivables - Past due impairment (Details) - SEK SEK in Millions	Dec. 31, 2017	Dec. 31, 2016
Past due receivables
Loans and receivables past due	SEK 640	SEK 3,877
Aggregate amount of principal and interest less than, or equal to, 90 days past-due
Past due receivables
Loans and receivables past due	136	55
Aggregate amount of principal and interest more than 90 days past-due
Past due receivables
Loans and receivables past due	10	44
Principal amount not past-due on such receivables
Past due receivables
Loans and receivables past due	494	3,778
More than three but less than six months
Past due receivables
Loans and receivables past due	3	38
More than six months bur less than nine months
Past due receivables
Loans and receivables past due	3	4
More than nine months
Past due receivables
Loans and receivables past due	SEK 5	SEK 2